FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS, Part II (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets Measured on Nonrecurring Basis [Abstract]
Mortgage servicing rights, amortized cost basis	$ 1,500,000		$ 1,300,000
Mortgage servicing rights, fair value	1,500,000		956,000
Nonrecurring [Member]
Fair Value, Assets Measured on Nonrecurring Basis [Abstract]
Impaired loans	5,178,000		6,533,000
Real estate acquired through foreclosure	5,601,000		7,282,000
Mortgage servicing rights	1,472,000		956,000
Nonrecurring [Member] | Level 1 [Member]
Fair Value, Assets Measured on Nonrecurring Basis [Abstract]
Impaired loans	0		0
Real estate acquired through foreclosure	0		0
Mortgage servicing rights	0		0
Nonrecurring [Member] | Level 2 [Member]
Fair Value, Assets Measured on Nonrecurring Basis [Abstract]
Impaired loans	0		0
Real estate acquired through foreclosure	0		0
Mortgage servicing rights	1,472,000		956,000
Nonrecurring [Member] | Level 3 [Member]
Fair Value, Assets Measured on Nonrecurring Basis [Abstract]
Impaired loans	5,178,000		6,533,000
Real estate acquired through foreclosure	5,601,000		7,282,000
Mortgage servicing rights	$ 0		$ 0
Nonrecurring [Member] | Minimum [Member]
Fair Value, Assets Measured on Nonrecurring Basis [Abstract]
Impaired loans, range of inputs (in hundredths)	5.00%	[1]	5.00%	[1]
Real estate acquired through foreclosure, range of inputs (in hundredths)	5.00%	[1]	5.00%	[1]
Nonrecurring [Member] | Maximum [Member]
Fair Value, Assets Measured on Nonrecurring Basis [Abstract]
Impaired loans, range of inputs (in hundredths)	15.00%	[1]	15.00%	[1]
Real estate acquired through foreclosure, range of inputs (in hundredths)	20.00%	[1]	20.00%	[1]

[1]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.